Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Current	15,630	17,338	31,063
Deferred	471	911	(3,373)

Income tax expense	16,101	18,249	27,690

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Domestic	(12,761)	(12,037)	(20,663)
Foreign	73,329	90,537	159,293

	60,568	78,500	138,630

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	15,727	18,765	34,415
Tax-exempt income	(2,573)	(906)	(4,648)
Permanent differences	(396)	(1,065)	(7,792)
Temporary differences	(344)	(330)	(1,533)
Alternative minimum tax	1,170	4	594
Income tax (10%) on undistributed earnings	2,491	2,460	5,677
Net changes in income tax credit	(899)	(897)	(495)
Net changes in valuation allowance of deferred income tax assets	733	1,621	1,724
Net operating loss carryforwards	(1,298)	(2,052)	(1,689)
Liabilities related to unrealized tax benefits	91	672	2,385
Adjustment of prior years’ taxes and others	1,399	(23)	(948)

Income tax expense	16,101	18,249	27,690

Deferred Income Tax Assets (Liabilities)

Deferred income tax assets (liabilities) are as follows:

	December 31
	2015	2016
	US$	US$
Notes and accounts receivable	82	44
Stock-based compensation	544	1,146
Allowance for sales return	173	205
Inventory reserve	1,478	1,646
Foreign currency translation	(1,949)	2
Property and equipment	360	383
Investment tax credits	8,295	8,647
Net operating loss carryforwards	10,651	12,335
Others	20	411
Valuation allowance	(19,044)	(20,836)

	610	3,983

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Balance, beginning of year	5,815	4,655	5,639
Increases in tax positions taken in current year	446	2,337	4,675
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,606)	(1,353)	(28)

Balance, end of year	4,655	5,639	10,286

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2016:

Tax Jurisdiction	Tax Years
China	2013 and onward
Hong Kong	2013 and onward
Taiwan	2011 and onward
Korea	2011 and onward
United States	2007 onward